BORROWINGS (Narrative) (Detail) MYR in Millions		12 Months Ended
	Mar. 24, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 MYR	Dec. 31, 2014 USD ($)
Debt Instrument [Line Items]
Bank borrowings, average interest rate		2.36%	2.36%	2.54%
Long-term borrowings maturity, start year		2016
Long-term borrowings maturity, end year		2019
Unused loan facility		$ 52,700,000		$ 34,900,000
Long-term notes		$ 553,500,000		$ 283,500,000
Long-term bank borrowings [Member]
Debt Instrument [Line Items]
Long-term bank borrowings, average interest rate		2.53%	2.53%	2.41%
Government Loan [Member] | Malaysia [Member]
Debt Instrument [Line Items]
Debt instrument face amount		$ 198,000,000	MYR 850.0
Notes maturity date		Dec. 31, 2031
Government Loan [Member] | Malaysia [Member] | Through 2019 [Member]
Debt Instrument [Line Items]
Fixed interest rate		0.00%	0.00%
Government Loan [Member] | Malaysia [Member] | Through 2027 [Member]
Debt Instrument [Line Items]
Fixed interest rate		1.00%	1.00%
Government Loan [Member] | Malaysia [Member] | Through maturity [Member]
Debt Instrument [Line Items]
Fixed interest rate		2.00%	2.00%
2016 Loan [Member] | KEB Hana Bank [Member]
Debt Instrument [Line Items]
Long-term notes		$ 45,000,000
2016 Loan [Member] | KEB Hana Bank [Member] | Subsequent Event
Debt Instrument [Line Items]
Maturity term	1 year
Debt instrument face amount	$ 45,000,000
Basis spread on variable rate	2.50%
Notes maturity date	Mar. 24, 2017
2016 Loan [Member] | KEB Hana Bank [Member] | Subsequent Event | Six-month LIBOR [Member]
Debt Instrument [Line Items]
Description of variable rate basis	six-month LIBOR
Minimum [Member]
Debt Instrument [Line Items]
Maturity term		1 month
Maximum [Member]
Debt Instrument [Line Items]
Maturity term		1 year